SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED
                                FUNDS/PORTFOLIOS:

                                ---------------


Cash Account Trust          DWS Global Bond Fund       DWS RREEF Real Estate
  Government & Agency       DWS Global                   Securities Fund
    Securities Portfolio      Opportunities Fund       DWS S&P 500 Index Fund
  Money Market Portfolio    DWS Global Thematic Fund   DWS Short Duration Fund
  Tax-Exempt Portfolio      DWS GNMA Fund              DWS Short Duration Plus
Cash Management Fund        DWS Gold & Precious          Fund
  Institutional               Metals Fund              DWS Short Term Bond Fund
Cash Management Fund        DWS Growth & Income Fund   DWS Short-Term
  Investment                DWS Growth Allocation        Municipal Bond Fund
Cash Reserve Fund, Inc.       Fund                     DWS Small Cap Core Fund
  Prime Series              DWS Growth Plus            DWS Small Cap Growth
  Tax-Free Series             Allocation Fund            Fund
  Treasury Series           DWS Health Care Fund       DWS Small Cap Value Fund
Cash Reserves Fund          DWS High Income Fund       DWS Strategic Income
  Institutional             DWS High Income Plus         Fund
Daily Assets Fund             Fund                     DWS Target 2008 Fund
  Institutional             DWS High Yield Tax Free    DWS Target 2010 Fund
DWS Balanced Fund             Fund                     DWS Target 2011 Fund
DWS Blue Chip Fund          DWS Inflation Protected    DWS Target 2012 Fund
DWS California Tax-Free       Plus Fund                DWS Target 2013 Fund
  Income Fund               DWS Intermediate           DWS Target 2014 Fund
DWS Capital Growth Fund       Tax/AMT Free Fund        DWS Tax Free Money Fund
DWS Cash Investment Trust   DWS International          DWS Technology Fund
DWS Commodity Securities      Equity Fund              DWS U.S. Bond Index Fund
  Fund                      DWS International Fund     DWS U.S. Government
DWS Communications Fund     DWS International            Securities Fund
DWS Conservative              Select Equity Fund       DWS U.S. Treasury Money
  Allocation Fund           DWS International Value      Fund
DWS Core Fixed Income         Opportunities Fund       DWS Value Builder Fund
  Fund                      DWS Japan Equity Fund      Investors Cash Trust
DWS Core Plus Allocation    DWS Large Cap Value Fund     Government & Agency
  Fund                      DWS Large Company            Securities Portfolio
DWS Core Plus Income Fund     Growth Fund                Treasury Portfolio
DWS Disciplined             DWS Latin America          Investors Municipal
  Long/Short Growth Fund      Equity Fund                Cash Fund
DWS Disciplined             DWS Lifecycle Long           Investors Florida
  Long/Short Value Fund       Range Fund                   Municipal Cash Fund
DWS Disciplined Market      DWS Managed Municipal        Investors Michigan
  Neutral Fund                Bond Fund                    Municipal Cash Fund
DWS Dreman Concentrated     DWS Massachusetts            Investors New Jersey
  Value Fund                  Tax-Free Fund                Municipal Cash Fund
DWS Dreman High Return      DWS Micro Cap Fund           Investors
  Equity Fund               DWS Mid Cap Growth Fund        Pennsylvania
DWS Dreman Mid Cap Value    DWS Moderate Allocation        Municipal Cash Fund
  Fund                        Fund                       Tax-Exempt New York
DWS Dreman Small Cap        DWS Money Funds                Money Market Fund
  Value Fund                  DWS Government &         Money Market Fund
DWS EAFE(R) Equity Index      Agency Money Fund            Investment
  Fund                        DWS Money Market         NY Tax Free Money Fund
DWS Emerging Markets          Prime Series             Tax Free Money Fund
  Equity Fund                 DWS Tax-Exempt Money       Investment
DWS Emerging Markets          Fund                     Tax-Exempt California
  Fixed Income Fund         DWS Money Market Series      Money Market Fund
DWS Enhanced S&P 500        DWS New York Tax-Free      Treasury Money Fund
  Index Fund                  Income Fund              Treasury Money Fund
DWS Equity 500 Index Fund   DWS Pacific                  Investment
DWS Equity Income Fund        Opportunities Equity
DWS Equity Partners Fund      Fund
DWS Europe Equity Fund      DWS RREEF Global Real
                              Estate Securities Fund

The following information supplements disclosure under "Market timing related regulatory and litigation matters" in the "Who Manages and Oversees the Fund" section of each fund's/portfolio's prospectuses:

Legal proceedings

On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds,





                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds and/or shareholders of the affected funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' Web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM also continues to discuss a settlement with the Illinois Secretary of State regarding market timing matters. As previously disclosed, DeAM expects a settlement with the Illinois Secretary of State to provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.





               Please Retain This Supplement for Future Reference


December 21, 2006
DMF-3619

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